Supplemental Cash Flow Information (Tables)	9 Months Ended
Mar. 31, 2023
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	Nine months ended March 31, 2023	Year ended June 30, 2022
	$	$
Accounts receivable	5,528	18,335
Biological assets	(52,447)	(78,000)
Inventory	49,028	99,068
Prepaid and other current assets	(16,373)	2,675
Accounts payable and accrued liabilities	(8,064)	6,765
Income taxes payable	98	331
Deferred revenue	(1,612)	(319)
Provisions	(1,282)	2,213
Other current liabilities	8	1,584
Changes in operating assets and liabilities	(25,116)	52,652

Supplementary Cash Flow Information
Additional supplementary cash flow information is as follows:

	Nine months ended March 31, 2023	Year ended June 30, 2022
	$	$
Property, plant and equipment in accounts payable	(193)	910
Right-of-use asset additions	555	1,340
Amortization of prepaids	19,901	33,511
Interest paid	16,933	27,725
Interest received	(1,949)	379